Liability under insurance contracts and reinsurance contracts - Summary of information about expected recognition of contractual service margin in profit or loss does not apply premium distribution (Details) - KRW (₩)
₩ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Information About Expected Recognition Of Contractual Service Margin In Profit Or Loss Does Not Apply Premium Distribution [Line Items]
Contractual Service Margin	₩ 9,769,333	₩ 9,864,710
Less than 1 year [member]
Disclosure Of Information About Expected Recognition Of Contractual Service Margin In Profit Or Loss Does Not Apply Premium Distribution [Line Items]
Contractual Service Margin	613,018	867,208
1~2 years [member]
Disclosure Of Information About Expected Recognition Of Contractual Service Margin In Profit Or Loss Does Not Apply Premium Distribution [Line Items]
Contractual Service Margin	527,795	759,132
2~5 years [member]
Disclosure Of Information About Expected Recognition Of Contractual Service Margin In Profit Or Loss Does Not Apply Premium Distribution [Line Items]
Contractual Service Margin	1,331,128	1,851,145
5~10 years [member]
Disclosure Of Information About Expected Recognition Of Contractual Service Margin In Profit Or Loss Does Not Apply Premium Distribution [Line Items]
Contractual Service Margin	1,664,754	2,185,854
More than 10 years [member]
Disclosure Of Information About Expected Recognition Of Contractual Service Margin In Profit Or Loss Does Not Apply Premium Distribution [Line Items]
Contractual Service Margin	₩ 5,632,638	₩ 4,201,371